Long-Term Debt	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Long-Term Debt

(10) Long-Term Debt

Exit Credit Facility (Successor)

Upon emergence from Chapter 11, the Company entered into the Exit Credit Facility of $520 million consisting of (i) a $110 million super senior term loan facility, the First Out Term Loan, and (ii) a $410 million first lien, second-out term loan facility, the Second Out Term Loan. The Exit Credit Facility bears interest at a rate equal to LIBOR plus 7.50% per annum, with a LIBOR floor of 1.00%. The First Out Term loan is due in December 2024 and the Second Out Term Loan is due April 2025. The Exit Credit Facility contains customary provisions and reporting requirements, including prepayment penalties and a maximum leverage covenant that will be first measured January 31, 2022 and each quarter thereafter. Quarterly principal repayments of $1.3 million begin for the quarter ended April 30, 2021 and increase to $2.6 million for the quarter ended April 30, 2022 until maturity.

The Company considered the fair value of its external borrowings and believes their carrying values approximate fair value based on the recent fair value assessment done for fresh-start accounting.

Minimum principal payments under the exit facility are as follows:

Fiscal year ended January 31:
2022 (remaining 9 months)	$3,900
2023	10,400
2024	10,400
2025	112,700
2026	381,300
Total payments	518,700
Less: Current portion	(6,500)
Less: Unamortized Fresh-Start Reporting Fair Value Adjustment	(4,273)
Long-term portion	$507,927

(14)Long-Term Debt

Exit Credit Facility (Successor)

Upon emergence from Chapter 11, the Company entered into the Exit Credit Facility of $520 million consisting of (i) a $110 million super senior term loan facility, the First Out Term Loan, and (ii) a $410 million first lien, second-out term loan facility, the Second Out Term Loan. The Exit Credit Facility bears interest at a rate equal to LIBOR plus 7.50% per annum, with a LIBOR floor of 1.00%. The First Out Term loan is due in December 2024 and the Second Out Term Loan is due April 2025. The Exit Credit Facility contains customary provisions and reporting requirements, including prepayment penalties and a maximum leverage covenant that will be first measured January 31, 2022 and each quarter thereafter.

Quarterly principal repayments of $1.3 million begin for the quarter ended April 30, 2021 and increase to $2.6 million for the quarter ended April 30, 2022 until maturity. The Company ceased to accrue interest expense on long-term debt reclassified as Liabilities subject to compromise as of the Petition Date, resulting in approximately $100.4 million in contractual interest not being accrued for the period from June 14, 2020 to August 27, 2020 (Predecessor).

The Company considered the fair value of its external borrowings and believes their carrying values approximate fair value based on the recent fair value assessment done for fresh-start accounting.

Minimum principal payments under the exit facility are as follows:

Fiscal year ended January 31:
2022	$5,200
2023	10,400
2024	10,400
2025	112,700
2026	381,300
Total payments	520,000
Less: Current portion	(5,200)
Less: Unamortized Fresh-Start Reporting Fair Value Adjustment	(4,564)
Long-term portion	$510,236

Senior Credit Facilities (Predecessor)

On April 28, 2014, Evergreen Skills Lux S.a.r.l., an affiliated entity, (“Holdings”) and the Company entered into a Senior Credit Facility among Holdings, Skillsoft Corporation, Barclays Bank Plc., Deutsche Bank Securities, Morgan Stanley Senior Funding Inc. the lenders party thereto, and the other agents named therein (the “Senior Credit Facility”). Skillsoft Corporation and Holdings were jointly and severally liable for all borrowings under the Senior Credit Facility.

The Senior Credit Facility consisted of a $2,035.0 million term loan facility which consisted of a First Lien ($1,365.0 million) and a Second Lien ($670 million), and a $80.0 million revolving credit facility. The Company initially borrowed $664.1 million of the amounts drawn on the First Lien and $302.4 million of the amounts drawn on the Second Lien. The remainder of amounts the First and Second Liens were drawn by Holdings.

As of January 31, 2020, the following amounts were outstanding under the Senior Credit Facilities (in thousands):

Payable in Fiscal Year	First Lien	Second Lien	Revolving Credit	Total
Fiscal 2021	$627,536	$302,336	60,000	$989,872
Total	$627,536	$302,336	60,000	$989,872

Outstanding borrowings under the Senior Credit Facility by Holdings at January 31, 2020 totaled approximately $1,030 million, consisting of $662,390 in First Lien amounts due and $367,614 in Second Lien amounts due. The Company was jointly and severally liable for those borrowings. Certain loans due from Pointwell to Holdings at January 31, 2020, (described below) represented the basis of the agreements between Holdings and Pointwell as to the additional amounts Pointwell expected to pay on behalf of Holdings under the Senior Credit Facility.

All of the loans and accrued interests under the Senior Credit Facility were discharged upon the emergence from Chapter 11 on August 27, 2020.

Loan amounts due to parent entity

As noted, Holdings had approximately $1,030 million of debt obligations to third parties that were collateralized by substantially all of the assets of Pointwell and for which its subsidiary, Skillsoft Corporation, was jointly and severally liable. At the time the Skillsoft and SumTotal business were acquired by Pointwell, Holdings issued notes to Pointwell corresponding to Holdings’ borrowings under the Senior Credit Facility as well as other acquisition related debt.

Additional loans of $50,000 and $54,000 were executed in the fiscal years ended January 31, 2019 and 2018 in satisfaction of paid in kind interest on certain of the loan amounts due to Holdings.

A summary of net loans due to Holdings as of January 31, 2020 was as follows:

		Weighted
		Average			Maturity
Instrument	Balance	Interest Rate	Interest Type	Issuance Date	Date
Series 1	$933,615	13.0%	Variable, Compounding	Apr 25, 2014	Jan 31, 2045
Series 2	598,787	8.0%	Variable, Simple	Apr 25, 2014	Apr 28, 2021
Series 3	327,537	11.5%	Variable, Simple	Apr 25, 2014	Apr 28, 2021
Series 4	60,000	13.0%	Variable, Compounding	Sep 25, 2014	Sep 30, 2044
Series 5(a)	71,538	8.0%	Variable, Simple	Sep 25, 2014	Sep 30, 2044
Series 5(b)	28,461	11.5%	Variable, Simple	Sep 25, 2014	Sep 30, 2044
Intra-group Loan Agreement	65,000	12.0%	Variable, Compounding	Dec 3, 2015	Nov 3, 2044
Funding Bond # 1	54,000	13.0%	Variable, Simple	Jan 31, 2018	Apr 28, 2021
Funding Bond # 2	50,000	13.0%	Variable, Simple	Jan 29, 2019	Apr 28, 2021
Total	$2,188,938

Interest payable on the loans above was payable in kind at the election of Pointwell. Accrued and unpaid interest on the Series Loan Notes was $1,067 million as of January 31, 2020. The loan maturities accelerated in the event of actions such as the Chapter 11 reorganization, accordingly all loan balances and accrued interest were presented as current liabilities in the accompanying balance sheet as of January 31, 2020.

Additional loans of $160,000 were executed in the period from February 1 2020 through August 27, 2020 (Predecessor) in satisfaction of paid in kind interest on certain of the loan amounts due to Holdings.

Pointwell was separated from Evergreen Skills Lux S.à.r.l. effective August 27, 2020 as a result of the reorganization. In connection with the separation, all amounts due to Holdings were cancelled with no cash consideration transferred by either party.

Accounts Receivable Facility (Predecessor and Successor)

On December 20, 2018, the Company entered into a $75.0 million receivables credit agreement, with a termination date of the earliest of 5 years from closing or 45 days before the revolving credit facility maturity or 180 days before the maturity of any term indebtedness greater than $75 million. There are four classes of available receivables for sale with advance rates between 50.0% and 85.0%. The lenders require the Company to deposit receipts from sold receivables to a restricted concentration account. Receivables that have been sold to the lenders must be transferred to the restricted concentration account within two business days of being collected by the Company. The Company accounts for these transactions as borrowings, as the assets being transferred contain the rights to future revenues. Under these agreements, the Company receives the net present value of the accounts receivable balances being transferred. The interest rate on borrowings outstanding under these agreements was 4.899% at January 31, 2021. Borrowings and repayments under these agreements are presented as cash flows from financing activities in the accompanying consolidated statements of cash flows.

On September 19, 2019, the Company amended the receivables credit agreement to include Class “B” lending. This increased the facility borrowing capacity up to $90.0 million. In conjunction with this, it increased the advance rate to 95% across the four classes of available receivables. All other terms and conditions remained materially the same.

On August 27, 2020, the Company amended its accounts receivable facility. In connection with the amendment, additional capacity under the previous accounts receivable facility which had been extended by the private equity sponsor of the Company’s prior owner was eliminated, reducing the maximum capacity of the facility from $90 million to $75 million. The maturity date for the remaining $75 million facility was extended to the earlier of (i) December 2024 or (ii) 90 days prior to the maturity of any corporate debt.

The Company submits a monthly reconciliation on each month’s settlement date detailing what was collected from the prior months borrowing base and what receivables are being sold during the new borrowing base period to replenish them. If additional receivables are sold to replenish receipts, the funds from the concentration account will be returned to the Company from the restricted concentration account by the administration agent. The reserve balances were $1.7 million at January 31, 2021 and are classified as restricted cash on the balance sheet.